Contingencies	6 Months Ended
Jun. 30, 2024
Contingencies
Contingencies

Note 23 - Contingencies

(a)	Cobre Panama Arbitration Proceedings

Cobre Panama has been on preservation and safe management with production halted since November 2023.

On March 8, 2023, First Quantum Minerals Ltd. and its subsidiary, Minera Panama S.A., and the Government of Panama announced that an agreement had been reached on the terms and conditions for a revised concession contract (together with subsequent modifications, the “Revised Concession Contract”). On November 27, 2023, the Supreme Court of Panama issued a ruling, released publicly the following day, declaring Law 406 unconstitutional. As a result of these events, Franco-Nevada recognized a full impairment of the carrying value of its Cobre Panama streams of $1,169.2 million during the year ended December 31, 2023.

The Company is pursuing legal avenues to protect its investment in Cobre Panama and is of the view that it has rights under international law. On November 23, 2023, the Company notified the Ministry of Commerce and Industries of Panama (“MICI”) of its intent to initiate arbitration to enforce its rights under international law (the “Notice of Intent”) pursuant to the Canada-Panama Free Trade Agreement (the “FTA”). On February 23, 2024, the Company filed an updated Notice of Intent (the “Updated Notice of Intent”) reiterating its intent to commence arbitration under the FTA. On June 27, 2024, the Company filed a request for arbitration to the International Centre for Settlement of Investment Disputes, specifying that the Company presently and preliminarily estimates its damages to be at least $5 billion, subject to further analysis and development.

The Company accounts for its Cobre Panama arbitration proceedings in accordance with IAS 37 Provisions, Contingent Liabilities and Contingent Assets. An asset will be recognized if the Company can be virtually certain that it would receive economic benefits as a result of the Cobre Panama arbitration proceedings.

(b)	Canada Revenue Agency Audit

The CRA is conducting an audit of Franco-Nevada for the 2013-2020 taxation years.

Transfer Pricing Reassessments

The Company has received reassessments from the CRA made on the basis of the transfer pricing provisions in the Income Tax Act (Canada) (the “Act”). The following table provides a summary of the CRA audit and reassessment matters further detailed below:

	CRA Position	Taxation Years Reassessed	Potential Exposure for Tax, Interest and Penalties (in millions)
Transfer Pricing (Mexico)

Transfer pricing provisions in the Act apply such that a majority of the income earned by the Company’s Mexican subsidiary should be included in the income of the Company and subject to tax in Canada.

2013-2016

For 2013-2016:

Tax: $21.8 (C$29.9)

Transfer pricing penalties: $8.8 (C$12.0)

Interest and other penalties: $15.9 (C$21.8)

The amounts set forth above do not include any potential relief under the Canada-Mexico tax treaty.

The Company’s Mexican subsidiary ceased operations after 2016 and no reassessments for this issue are expected for subsequent years.

Transfer Pricing (Barbados)

Transfer pricing provisions in the Act apply such that a majority of the income relating to certain precious metal streams earned by the Company’s Barbadian subsidiary should be included in the income of the Company and subject to tax in Canada.

2014-2018 2019 (proposed)

For 2014-2018, 2019 (proposed):

Tax: $80.9 (C$110.7)

Transfer pricing penalties: $12.8 (C$17.6) for 2014-2017; $17.8 (C$24.4) for 2018-2019 under review

Interest and other penalties: $33.0 (C$45.3)

If the CRA were to reassess the 2020-2023 taxation years on the same basis:

Tax: $234.6 (C$321.1)

Transfer pricing penalties: $88.7 (C$121.4)

Interest and other penalties: $44.3 (C$60.7)

(i)	Mexico (2013-2016)

In December of 2018, 2019, and 2021, the Company received Notices of Reassessment from the CRA for taxation years 2013 (the “2013 Reassessment”), 2014 and 2015 (the “2014 and 2015 Reassessments”), and 2016 (the “2016 Reassessment”, collectively with the 2013 Reassessment and the 2014 and 2015 Reassessments, the “2013-2016 Reassessments”) in relation to its Mexican subsidiary. The reassessments were made on the basis of the transfer pricing provisions in the Act and assert that a majority of the income earned by the Mexican subsidiary should have been included in the income of the Company and subject to tax in Canada. The 2013-2016 Reassessments result in additional Federal and provincial income taxes of $21.8 million (C$29.9 million) plus estimated interest (calculated to June 30, 2024) and other penalties of $15.9 million (C$21.8 million) but before any relief under the Canada-Mexico tax treaty.

Subsequently, the CRA issued revised 2013-2016 Reassessments to include transfer pricing penalties of $8.8 million (C$12.0 million). The Company has filed formal Notices of Objection with the CRA against the 2013-2016 Reassessments and has posted security in the form of cash and standby letter of credit for 50% of the reassessed amounts, as referenced in Note 9 and Note 10. The Company has commenced an appeal in the Tax Court of Canada with respect to the 2013-2015 Reassessments.

The Company’s Mexican subsidiary ceased operations after 2016 and no reassessments are expected for subsequent years.

For taxation years 2013 through 2016, the Company’s Mexican subsidiary paid a total of $34.1 million (490.3 million Pesos) in cash taxes, at a 30% tax rate, to the Mexican tax authorities on income earned in Mexico. If required, the Company intends to seek relief from double taxation under the Canada-Mexico tax treaty.

(ii)	Barbados (2014-2020)

The 2014 and 2015 Reassessments, 2016 Reassessment, and a Notice of Reassessment received by the Company in December 2021 for taxation year 2017 (the “2017 Reassessment”, collectively with the 2014 and 2015 Reassessments and the 2016 Reassessments, the “2014-2017 Reassessments”) also reassess the Company in relation to its Barbadian subsidiary. The reassessments were made on the basis of the transfer pricing provisions in the Act and assert that a majority of the income relating to certain precious metal streams earned by the Barbadian subsidiary should have been included in the income of the Company and subject to tax in Canada, resulting in additional Federal and provincial income taxes of $34.0 million (C$46.5 million) plus estimated interest (calculated to June 30, 2024) and other penalties of $15.8 million (C$21.7 million).

Subsequently, the CRA issued revised 2014-2017 Reassessments to include transfer pricing penalties of $12.8 million (C$17.6 million). The Company has filed formal Notices of Objection with the CRA against the 2014-2017 Reassessments and has posted security in the form of cash and standby letter of credit for 50% of the reassessed amounts, as referenced in Note 9 and Note 10. The Company has commenced an appeal in the Tax Court of Canada with respect to the 2014-2015 Reassessments.

On November 10, 2023, the Company received a letter from the CRA (the “Proposal Letter”) proposing to reassess the 2018 and 2019 taxation years on the same basis as the 2014-2017 Reassessments, resulting in additional Federal and provincial income taxes of $16.6 million (C$22.7 million) for 2018 and $30.3 million (C$41.5 million) for 2019 plus estimated interest (calculated to June 30, 2024) and other penalties of $7.0 million (C$9.6 million) for 2018 and $10.2 million (C$14.0 million) for 2019. The Proposal Letter did not include transfer pricing penalties which are currently under review. If the CRA were to apply transfer pricing penalties, the Company estimates that the amounts would be approximately $6.4 million (C$8.8 million) for 2018 and $11.4 million (C$15.6 million) for 2019. On December 6, 2023, the Company received a Notice of Reassessment for the 2018 taxation year (the “2018 Reassessment”, and collectively with the 2013-2016 Reassessments and the 2017 Reassessments, the “Transfer Pricing Reassessments”) as proposed. The Company has filed a formal Notice of Objection with the CRA against the 2018 Reassessment and has posted security in the form of cash for 50% of the reassessed amounts, as referenced in Note 10. The Company does not agree with the Proposal Letter and intends to file a formal Notice of Objection when the CRA issues a Notice of Reassessment for the 2019 taxation year.

If the CRA were to reassess the Company for taxation years 2020 through 2023 on the same basis and continue to apply transfer pricing penalties, the Company estimates that it would be subject to additional Canadian tax for these years of approximately $234.6 million (C$321.1 million), transfer pricing penalties of approximately $88.7 million (C$121.4 million) plus interest (calculated to June 30, 2024) and other penalties of approximately $44.3 million (C$60.7 million).

During the quarter, the CRA expanded its audit to include the 2020 taxation year. The Company has not received any proposal or Notices of Reassessment for the 2020 taxation year in connection with this expanded audit.

Management believes that the Company and its subsidiaries have filed all tax returns and paid all applicable taxes in compliance with Canadian and applicable foreign tax laws and, as a result, no liabilities have been recorded in the financial statements of the Company for the Transfer Pricing Reassessments and the Proposal Letter, or for any potential tax exposure that may arise in respect of these matters. The Company does not believe that the Transfer Pricing Reassessments and the Proposal Letter are supported by Canadian tax law and jurisprudence and intends to vigorously defend its tax filing positions.

The CRA audit is ongoing and there can be no assurance that the CRA will not further challenge the manner in which the Company or any of its subsidiaries has filed its tax returns and reported its income. In the event that the CRA successfully challenges the manner in which the Company or a subsidiary has filed its tax returns and reported its income, this could potentially result in additional income taxes, penalties and interest, which could have a material adverse effect on the Company.